Cash and cash equivalents	3 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
19 Cash and cash equivalents

Cash and cash equivalents are stated at face value and comprise cash balances, deposits held on call with banks, and other short-term highly liquid investments (maturity less than 3 months from acquisition date) that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. Just Eat Takeaway.com considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.

€ millions	2021	2020
Cash and cash equivalents	1,066	488
Restricted cash	254	41
Closing balance	1,320	529

As at 31 December 2021, Just Eat Takeaway.com had issued bank guarantees amounting to €28 million (31 December 2020: €2 million), and had issued letters of credit amounting to €7 million (31 December 2020: €7 million). Cash and cash equivalents are not restricted in relation to cross-border cash movements or repatriation due to tax complications. The amount of impairment allowance as at 31 December 2021 is nil (2020: nil).

Stichting Derdengelden Takeaway.com acts as trustee in several of the legacy Takeaway countries. Stichting Derdengelden Takeaway.com collects the entire value of the order paid by the consumer through third-party payment service providers and remits the proceeds collected to Partners after deducting commissions, delivery and administration fees. Just Eat Takeaway.com controls Stichting Derdengelden Takeaway.com and as a consequence the foundation is consolidated. No equity interest is held in the foundation. The value of the orders to be remitted to Partners and held by Stichting Derdengelden Takeaway.com amounts to €63 million as at 31 December 2021 and is presented as restricted cash (31 December 2020: €40 million).

Restricted cash additionally includes a cash balance of €190 million (31 December 2020: €0 million) that is contractually restricted from general use for a maximum duration of three years.